Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2018
Segment and corporate information
Schedule of segment and corporate activity
Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended March 31, 2018
Revenue from contracts with external customers	2.719.627	631.224	380.801	169.340	3.900.992	3.643	3.904.635
Other revenues	54.835	4.584	10.661	914	70.994	-	70.994
Revenue external customers	2.774.462	635.808	391.462	170.254	3.971.986	3.643	3.975.629
Inter - segment revenue	400	303	187	39	929	(929)	-
Revenue	2.774.862	636.111	391.649	170.293	3.972.915	2.714	3.975.629
Operating income	362.208	108.934	74.220	14.114	559.476	(62.600)	496.876
Interest							(79.976)
Income before income taxes							416.900
Depreciation and amortization	(90.655)	(28.861)	(11.159)	(4.580)	(135.255)	(39.739)	(174.994)
Income (loss) from equity method investees	18.801	(1.334)	335	102	17.904	-	17.904
Total assets	15.408.120	3.640.775	2.081.140	694.375	21.824.410	2.332.651	24.157.061
thereof investment in equity method investees	316.916	181.938	96.961	23.915	619.730	-	619.730
Additions of property, plant and equipment and intangible assets	141.821	30.405	10.034	3.796	186.056	45.114	231.170

Three months ended March 31, 2017
Revenue external customers	3.374.842	613.687	377.545	177.409	4.543.483	4.637	4.548.120
Inter - segment revenue	674	-	19	57	750	(750)	-
Revenue	3.375.516	613.687	377.564	177.466	4.544.233	3.887	4.548.120
Operating income	525.815	114.479	81.835	14.405	736.534	(85.255)	651.279
Interest							(92.728)
Income before income taxes							558.551
Depreciation and amortization	(105.007)	(30.453)	(11.655)	(4.508)	(151.623)	(38.285)	(189.908)
Income (loss) from equity method investees	14.808	(846)	804	119	14.885	-	14.885
Total assets	17.434.931	3.656.704	1.829.306	704.626	23.625.567	2.154.105	25.779.672
thereof investment in equity method investees	304.409	187.658	97.321	23.851	613.239	-	613.239
Additions of property, plant and equipment and intangible assets	124.701	30.228	9.416	7.360	171.705	40.893	212.598